Disclosure of information about key management personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Management Compensation	$ 540,535	$ 544,014	$ 717,368
Management bonus	70,035	0	0
Share-based expense	262,261	264,172	160,854
Directors' fees	73,000	67,000	66,000
Total remuneration	$ 945,831	$ 875,186	$ 944,222